Receivables, Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
Receivables Prepayments And Other Assets [Abstract]
Summary of Receivables, Prepayments and Other Assets

Receivables, prepayments and other assets consist of the following:

	As of December 31,
	2017	2018
	US$’000	US$’000
Prepayments and deposits(1)	7,270	6,621
Funds held by third party payment companies(2)	4,821	1,083
Employee advances	1,338	822
Accounts receivable	354	2,732
Loans receivable due from employees(3)	101	—
Others	421	640
	14,305	11,898